Employee benefits (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee benefits
Company's capital stock and debit instruments included in plan assets	$ 18	$ 16
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Expected long-term return on global asset allocation (as a percent)	4.60%
Equity securities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	23.00%
Fixed income
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	57.00%
Real estate
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	11.00%
Other
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	9.00%